Aug. 10, 2018

BLACKROCK FUNDS IV

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated August 31, 2018 to the Summary Prospectus and Prospectus for Investor A Shares of the Fund, each dated August 10, 2018

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

1
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. Shares of the Predecessor Fund (as defined below) purchased before September 4, 2018 will be subject to a CDSC of 0.75%.